One Financial Way

Cincinnati, Ohio 45242

Post Office Box 237

Cincinnati, Ohio 45201-0237

Telephone: 513-794-6100

May 24, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: National Security Variable Account N (1940 Act File No. 811-10619)

Post-Effective Amendment No. 3 to File No. 333-164068

Ladies and Gentlemen:

Attached hereto is post-effective amendment 3 to File number 333-164068. This post-effective amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933. The post-effective amendment is being filed to add guaranteed lifetime withdrawal benefit riders, related death benefit riders and a new version of the guaranteed principal protection rider.

The registrant is requesting selective review of the above-referenced post-effective amendment pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”). Registrant notes that the Commission staff has encouraged registrants to request selective review of their filings pursuant to the Release. 1996 Industry Comment Letter at p. 6, par. D.1. The Release states that the Commission staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.”

In support of its request, the registrant notes that it is contemporaneously filing 10 post-effective amendments, including the one that accompanies this letter, to its Form N-4 registration statements to add the above mentioned riders to its New York variable annuities. The riders contained in these post-effective amendments and the related disclosure are substantially similar to the corresponding riders in the ONcore series of variable annuities issued by Ohio National Variable Account A and The Ohio National Life Insurance Company. The related disclosure changes are substantially identical across the 10 post-effective amendments. In addition, the disclosures relating to new riders are largely the same as the existing disclosures that the Commission staff previously reviewed in the ONcore series of variable annuities and that are part of currently effective registration statements. Finally, the portions of the prospectuses unrelated to the riders are not being changed.

Accordingly, the registrant respectfully submits that the Commission staff can focus its review on the disclosure changes relating to the addition of the riders, and that, to the extent the staff has reviewed the existing ONcore rider disclosures and the disclosure changes in one of the 10 post-effective amendments, it will already be familiar with the features described in the other 9 post-effective amendments.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely, /s/ Kimberly A. Plante Kimberly A. Plante